UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2002
                                               --------------------

Check here if Amendment (    );   Amendment Number:
                                                    --------------------

This Amendment (Check only one.):       (    )       is a restatement.
                                        (    )       adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Harding, Loevner Management, L.P.
                --------------------------------------------
Address:        50 Division Street
                --------------------------------------------
                Suite 401
                --------------------------------------------
                Somerville, NJ  08876
                --------------------------------------------

Form 13F File Number: 28 - 4434
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  David R. Loevner
       ------------------------------------------------------------------------
Title: President of HLM Holdings, Inc., GP of Harding, Loevner Management, L.P.
       ------------------------------------------------------------------------
Phone: 908-218-7900
       ------------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ David R. Loevner                    Somerville, NJ            5/8/02
----------------------------------      --------------------      -------------
(Signature)                             (City, State)             (Date)

Report Type  (Check only one.):

(  X )     13F HOLDINGS REPORT. (Check here if all holdings of this
           reporting manager are reported in this report.)

(    )     13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

(    )     13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:         0
                                           -------------------------

Form 13F Information Table Entry Total:    66
                                           -------------------------

Form 13F Information Table Value Total:    $332,533,173
                                           -------------------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file numbers (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

"NONE"

FORM 13F                        Report for Quarter Ended March 31, 2002
Name of Reporting Manager:  HARDING, LOEVNER MANAGEMENT, L.P.
13F File No.:  28-4434
-------------------------------------------------------------------------------


        Item 1:           Item 2:       Item 3:         Item 4:          Item 5:
                                                     Fair Market       Shares or
                         Title of                    -----------       ---------
   Name Of Issuer         Class         CUSIP          Value        Principal Amount
   --------------       ---------    -----------     -----------    ----------------



ALBERTA ENERGY          SPONSORED
                           ADR       012873 10 5      24,325,956         554,122
ALLIANZ                 SPONSORED
AKTIENGESELLSCHAFT         ADR       018805 10 1       1,165,749          49,925
AMERICAN INTERNATIONAL     COM
GROUP                      COM       026874 10 7       5,007,382          69,412
ANGLO AMERICAN PLC      SPONSORED
                           ADR       03485P 10 2         389,713          23,662
AOL TIME WARNER            COM       00184A 10 5       2,713,837         114,750
ARACRUZ CELULOSE        SPONSORED
                        ADR CL B     038496 20 4         386,836          18,733
AUTOMATIC DATA PROCESSING  COM       053015 10 3       4,040,733          69,345
BANCO SANTIAGO          SPONSORED
                           ADR       05965L 10 5         217,080          10,800
BAXTER INTL INC            COM       071813 10 9       5,778,023          97,077
BERKSHIRE HATHAWAY         CLASS A   084670 10 8       3,128,400              44
BERKSHIRE HATHAWAY         CLASS B   084670 20 7         606,464             256
BP PLC                  SPONSORED
                           ADR       055622 10 4      31,401,375         591,363
CEMEX S A               SPONSORED
                           ADR       151290 88 9         246,275           8,337
CERUS CORP                 COM       157085 10 1       3,598,833          67,180
CHINA MOBILE HONG       SPONSORED
KONG LTD                   ADR       16941M 10 9       1,152,802          74,615
COLGATE PALMOLIVE CO.      COM       194162 10 3       2,883,217          50,450
COMPANHIA BRASILEIRA    SPONSORED
DE DIST (CBD)              ADR       20440T 20 1         281,480          12,400
COMPANHIA VALE DO RIO   SPONSORED
DOCE (CVRD)                ADR       204412 10 0      14,709,673         555,082
CRH PLC                 SPONSORED
                           ADR       12626K 20 3         547,582          30,120
DASSAULT SYSTEM         SPONSORED
                           ADR       237545 10 8         270,328           5,490
DEUTSCHE TELECOM        SPONSORED
                           ADR       251566 10 5         971,303          64,840
DR. REDDY'S LABORATORY  SPONSORED
                           ADR       256135 20 3         247,632          11,200
EMCORE CORP.               COM       290846 10 4          97,830          10,180
ENERSIS S A             SPONSORED
                           ADR       29274F 10 4         221,480          24,500
EXXON MOBIL                COM       30231G 10 2       4,606,752         105,105
FLEETBOSTON FINL CORP      COM       339030 10 8         369,425          10,555
GRUPO TELEVISA SA DE    SPONSORED
CV                         ADR       40049J 20 6      14,406,257         296,975
GRUPO TMM SA DE CV      SPONSORED
                           ADR       40051D 10 5         374,490          34,200
GULF INDONESIA RESOURCES   COM       402284 10 3         154,808          14,800
HDFC BANK               SPONSORED
                           ADR       40415F 10 1         227,180          14,800
HONDA MOTOR             SPONSORED
                           ADR       438128 30 8         848,705          40,090
HONEYWELL INTERNATIONAL    COM       438516 10 6       1,959,424          51,200
HSBC HOLDINGS           SPONSORED
                           ADR       404280 40 6       1,037,792          17,807
IMPERIAL OIL            SPONSORED
                           ADR       453038 40 8      38,522,097       1,290,955
INDIA FUND INC             COM       454089 10 3         114,950          11,000
ING GROEP NV            SPONSORED
                           ADR       456837 10 3       1,456,369          54,120
INTEL CORP.                COM       458140 10 0       5,396,559         177,460
JP MORGAN CHASE & CO.      COM       46625H 10 0       3,079,982          86,395
KONINKLIJE PHILIPS
ELECTRONICS                COM       500472 30 3         511,927          16,940
KYOCERA                 SPONSORED
                           ADR       501556 20 3         627,200           8,960
LUXOTTICA GROUP         SPONSORED
                           ADR       55068R 20 2      30,704,025       1,584,315
NOVO-NORDISK            SPONSORED
                           ADR       670100 20 5         930,600          23,500
ORACLE CORP                COM       68389X 10 5       5,552,960         433,825
PANAMERICAN BEVERAGES,  SPONSORED
INC.                       ADR CL A  P74823 10 8      11,227,783         618,270
PEARSON PLC             SPONSORED
                           ADR       705015 10 5       2,260,635         169,590
QUINTILES TRANSNATIONAL
CORP.                      COM       748767 10 0       2,592,387         146,050
RIO TINTO PLC           SPONSORED
                           ADR       767204 10 0       2,124,000          26,550
R.O.C TAIWAN FUND       SH BEN INT   749651 10 5         288,036          56,700
ROYAL DUTCH PET
CO                 NY REG GLD1.25    780257 80 4       5,319,829          97,935
ROYCE MICRO-CAP TR         COM       780915 10 4         266,710          22,152
SAPPI                   SPONSORED
                           ADR       803069 20 2         370,903          27,700
SASOL                   SPONSORED
                           ADR       803866 30 0       3,822,049         340,950
SCHERING-PLOUGH CORP       COM       806605 10 1       4,459,937         142,490
SILICONWARE PRECISION   SPONSORED
ADR                        ADR       827084 86 4         291,200          56,000
SK TELECOM CO ADR       SPONSORED
                           ADR       78440P 10 8         314,880          12,800
SONY CORP               SPONSORED
                           ADR       835699 30 7       3,634,510          70,300
SUEZ                    SPONSORED
                           ADR       864686 10 0       2,101,464          74,520
TAIWAN SEMICONDUCTOR    SPONSORED
                           ADR       874039 10 0       2,317,899         111,706
TELEFONOS de MEXICO     SPONSORED
                           ADR       879403 78 0         331,198           8,200
TEVA PHARMACEUTICAL     SPONSORED
                           ADR       881624 20 9      30,564,794         559,078
UNILEVER PLC            SPONSORED
                           ADR       904767 70 4         475,500          15,000
VIACOM                   CLASS B     925524 30 8       4,586,468          94,820
VODAFONE GROUP ADR      SPONSORED
                           ADR       92857W 10 0      24,958,864       1,354,252
WELLS FARGO                COM       949746 10 1       4,335,344          87,760
WPP GROUP               SPONSORED
                           ADR       929309 30 0       2,571,753          45,550
WRIGLEY, (WM) JR.          COM       982526 10 5       8,045,545         150,920

                TOTAL                                332,533,173

                                   Item 6:                  Item 7:             Item 8:
                            Investment Discretion                            Voting Auth.
                            ---------------------                            ------------
                      (a) Sole (b) Shared (c)Shared Other  Managers  (a) Sole (b) Shared (c) None
                      -------- ---------- ---------------  --------  -------- ---------- --------



ALBERTA ENERGY
                          X                                              X
ALLIANZ
AKTIENGESELLSCHAFT        X                                              X
AMERICAN INTERNATIONAL
GROUP                     X                                              X
ANGLO AMERICAN PLC
                          X                                              X
AOL TIME WARNER           X                                              X
ARACRUZ CELULOSE
                          X                                              X
AUTOMATIC DATA PROCESSING X                                              X
BANCO SANTIAGO
                          X                                              X
BAXTER INTL INC           X                                              X
BERKSHIRE HATHAWAY        X                                              X
BERKSHIRE HATHAWAY        X                                              X
BP PLC
                          X                                              X
CEMEX S A
                          X                                              X
CERUS CORP                X                                              X
CHINA MOBILE HONG
KONG LTD                  X                                              X
COLGATE PALMOLIVE CO.     X                                              X
COMPANHIA BRASILEIRA
DE DIST (CBD)             X                                              X
COMPANHIA VALE DO RIO
DOCE (CVRD)               X                                              X
CRH PLC
                          X                                              X
DASSAULT SYSTEM
                          X                                              X
DEUTSCHE TELECOM
                          X                                              X
DR. REDDY'S LABORATORY
                          X                                              X
EMCORE CORP.              X                                              X
ENERSIS S A
                          X                                              X
EXXON MOBIL               X                                              X
FLEETBOSTON FINL CORP     X                                              X
GRUPO TELEVISA SA DE
CV                        X                                              X
GRUPO TMM SA DE CV
                          X                                              X
GULF INDONESIA RESOURCES  X                                              X
HDFC BANK LTD
                          X                                              X
HONDA MOTOR
                          X                                              X
HONEYWELL INTERNATIONAL   X                                              X
HSBC HOLDINGS
                          X                                              X
IMPERIAL OIL
                          X                                              X
INDIA FUND INC            X                                              X
ING GROEP N V
                          X                                              X
JP MORGAN CHASE & CO.     X                                              X
KONINKLIJE PHILIPS
ELECTRONICS               X                                              X
KYOCERA
                          X                                              X
LUXOTTICA GROUP ADR
                          X                                              X
NOVO-NORDISK
                          X                                              X
ORACLE CORP               X                                              X
PANAMERICAN BEVERAGES,
INC.                      X                                              X
PEARSON PLC
                          X                                              X
QUINTILES TRANSNATIONAL
CORP.                     X                                              X
RIO TINTO PLC
                          X                                              X
R.O.C TAIWAN FUND         X                                              X
ROYAL DUTCH PET CO
                          X                                              X
ROYCE MICRO-CAP TR        X                                              X
SAPPI
                          X                                              X
SASOL
                          X                                              X
SCHERING-PLOUGH CORP      X                                              X
SILICONWARE PRECISION
ADR                       X                                              X
SK TELECOM CO ADR
                          X                                              X
SONY CORP
                          X                                              X
SUEZ
                          X                                              X
TAIWAN SEMICONDUCTOR
                          X                                              X
TELEFONOS de MEXICO
                          X                                              X
TEVA PHARMACEUTICAL
                          X                                              X
UNILEVER PLC
                          X                                              X
VIACOM                    X                                              X
VODAFONE GROUP ADR
                          X                                              X
WELLS FARGO               X                                              X
WPP GROUP
                          X                                              X
WRIGLEY, (WM) JR.         X                                              X
